Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 3,276
Balance at end of period	3,371	$ 3,276	$ 2,958
Loans	3,159	3,073	2,838
Undrawn credit facilities and other off-balance sheet exposures	212	203	120
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	293	284	280
Originations net of repayments and other derecognitions	(1)	(8)	(5)
Net remeasurement	25	19	32
Provision for (reversal of) credit losses	24	11	27
Write-offs	(4)	(6)	(4)
Recoveries	2	1	1
Interest income on impaired loans	(5)	(5)	(4)
Foreign exchange and other	(2)	8	3
Balance at end of period	308	293	303
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	939	904	803
Originations net of repayments and other derecognitions	(7)	(15)	(5)
Net remeasurement	80	97	58
Provision for (reversal of) credit losses	73	82	53
Write-offs	(86)	(70)	(63)
Recoveries	21	15	20
Interest income on impaired loans	(1)	(1)	(1)
Foreign exchange and other	(3)	9	2
Balance at end of period	943	939	814
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	868	765	653
Originations net of repayments and other derecognitions	(26)	(6)	(10)
Changes in model
Net remeasurement	90	196	45
Provision for (reversal of) credit losses	64	190	35
Write-offs	(132)	(115)	(80)
Recoveries	27	28	29
Balance at end of period	827	868	637
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,176	1,049	1,234
Originations net of repayments and other derecognitions		8	6
Changes in model	6	37	8
Net remeasurement	128	108	(54)
Provision for (reversal of) credit losses	134	153	(40)
Write-offs	(11)	(75)	(10)
Recoveries	8	6	5
Interest income on impaired loans	(4)	(4)	(3)
Foreign exchange and other	(10)	47	18
Balance at end of period	1,293	1,176	1,204
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	688
Balance at end of period	650	688	616
Loans	563	600	545
Undrawn credit facilities and other off-balance sheet exposures	87	88	71
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	57	55	59
Originations net of repayments and other derecognitions	3	3	4
Net remeasurement	(16)	(16)	(19)
Transfers to 12-month ECL	16	17	21
Transfers to lifetime ECL performing	(2)	(2)	(2)
Transfers to lifetime ECL credit-impaired		(1)
Provision for (reversal of) credit losses	1	1	4
Foreign exchange and other		1	1
Balance at end of period	58	57	64
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	137	137	150
Originations net of repayments and other derecognitions	12	10	8
Net remeasurement	(67)	(98)	(101)
Transfers to 12-month ECL	74	97	100
Transfers to lifetime ECL performing	(9)	(11)	(10)
Provision for (reversal of) credit losses	10	(2)	(3)
Foreign exchange and other		2
Balance at end of period	147	137	147
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	159	146	136
Originations net of repayments and other derecognitions	1	5
Net remeasurement	(175)	(96)	(106)
Transfers to 12-month ECL	173	115	104
Transfers to lifetime ECL performing	(16)	(11)	(7)
Transfers to lifetime ECL credit-impaired
Provision for (reversal of) credit losses	(17)	13	(9)
Balance at end of period	142	159	127
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	335	239	277
Originations net of repayments and other derecognitions	7	11	20
Changes in model		43
Net remeasurement	(54)	35	(66)
Transfers to 12-month ECL	35	9	46
Transfers to lifetime ECL performing	(13)	(14)	(4)
Transfers to lifetime ECL credit-impaired		(1)
Provision for (reversal of) credit losses	(25)	83	(4)
Foreign exchange and other	(7)	13	5
Balance at end of period	303	335	278
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,924
Balance at end of period	1,983	1,924	1,545
Loans	1,859	1,809	1,497
Undrawn credit facilities and other off-balance sheet exposures	124	115	48
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	69	70	63
Originations net of repayments and other derecognitions		(3)	(4)
Net remeasurement	29	18	36
Transfers to 12-month ECL	(16)	(17)	(20)
Transfers to lifetime ECL performing	2	3	3
Transfers to lifetime ECL credit-impaired	(3)	(3)	(2)
Provision for (reversal of) credit losses	12	(2)	13
Foreign exchange and other	(1)	1
Balance at end of period	80	69	76
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	656	639	547
Originations net of repayments and other derecognitions	(15)	(18)	(12)
Net remeasurement	81	138	116
Transfers to 12-month ECL	(74)	(97)	(100)
Transfers to lifetime ECL performing	9	11	13
Transfers to lifetime ECL credit-impaired	(17)	(18)	(10)
Provision for (reversal of) credit losses	(16)	16	7
Foreign exchange and other	(1)	1
Balance at end of period	639	656	554
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	709	619	517
Originations net of repayments and other derecognitions	(27)	(11)	(10)
Net remeasurement	224	251	125
Transfers to 12-month ECL	(173)	(115)	(104)
Transfers to lifetime ECL performing	16	11	7
Transfers to lifetime ECL credit-impaired	(64)	(46)	(25)
Provision for (reversal of) credit losses	(24)	90	(7)
Balance at end of period	685	709	510
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	490	454	449
Originations net of repayments and other derecognitions	(3)		(6)
Changes in model	6	(6)	8
Net remeasurement	110	18	(13)
Transfers to 12-month ECL	(35)	(9)	(44)
Transfers to lifetime ECL performing	26	16	5
Transfers to lifetime ECL credit-impaired	(9)	(1)	(2)
Provision for (reversal of) credit losses	95	18	(52)
Foreign exchange and other	(6)	18	8
Balance at end of period	579	490	405
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	664
Balance at end of period	738	664	797
Loans	737	664	796
Undrawn credit facilities and other off-balance sheet exposures	1		1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	167	159	158
Originations net of repayments and other derecognitions	(4)	(8)	(5)
Net remeasurement	12	17	15
Transfers to 12-month ECL			(1)
Transfers to lifetime ECL performing		(1)	(1)
Transfers to lifetime ECL credit-impaired	3	4	2
Provision for (reversal of) credit losses	11	12	10
Write-offs	(4)	(6)	(4)
Recoveries	2	1	1
Interest income on impaired loans	(5)	(5)	(4)
Foreign exchange and other	(1)	6	2
Balance at end of period	170	167	163
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	146	128	106
Originations net of repayments and other derecognitions	(4)	(7)	(1)
Net remeasurement	66	57	43
Transfers to lifetime ECL performing			(3)
Transfers to lifetime ECL credit-impaired	17	18	10
Provision for (reversal of) credit losses	79	68	49
Write-offs	(86)	(70)	(63)
Recoveries	21	15	20
Interest income on impaired loans	(1)	(1)	(1)
Foreign exchange and other	(2)	6	2
Balance at end of period	157	146	113
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	41	41	26
Transfers to lifetime ECL credit-impaired	64	46	25
Provision for (reversal of) credit losses	105	87	51
Write-offs	(132)	(115)	(80)
Recoveries	27	28	29
Balance at end of period
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	351	356	508
Originations net of repayments and other derecognitions	(4)	(3)	(8)
Net remeasurement	72	55	25
Transfers to 12-month ECL			(2)
Transfers to lifetime ECL performing	(13)	(2)	(1)
Transfers to lifetime ECL credit-impaired	9	2	2
Provision for (reversal of) credit losses	64	52	16
Write-offs	(11)	(75)	(10)
Recoveries	8	6	5
Interest income on impaired loans	(4)	(4)	(3)
Foreign exchange and other	3	16	5
Balance at end of period	$ 411	$ 351	$ 521